Liquidity and Capital Resources (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	[1]	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2017
Liquidity and Capital Resources (Textual)
Cssh	$ 55,418			$ 55,418			$ 111,586
Working capital deficit	1,004,312			1,004,312			649,203
Net loss	(472,838)	$ (320,337)		(879,783)	$ (446,967)	[2]	(1,393,544)		$ (662,297)
Cash used in operating activities				(188,957)	$ (53,268)		(131,092)	$ (54,660)
Accrued payroll and other expenses	$ 749,632			$ 749,632			$ 610,976

[1]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from April 1, 2018 through June 30, 2018 and (b) of the net assets acquired from Excel Corporation (the "Predecessor") from April 9, 2018 through June 30, 2018 as disclosed in Note 1.
[2]	Includes the consolidated results from operations of (a) OLB, CrowdPay and Omnisoft from January 1, 2018 through June 30, 2018 and (b) of the net assets acquired from the Predecessor from April 9, 2018 through June 30, 2018 as disclosed in Note 1.